Abacus Settlements LLC - SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SEGMENT REPORTING
10.	SEGMENT REPORTING
Segment Information
—The Business Combination that took place on June 30, 2023, where ERES, LMA and Abacus Settlements consummated the combining of the Companies, triggered a re-organization of Abacus Life Inc., where the legacy Abacus Settlements business and legacy LMA business would both operate under Abacus Life, Inc. subsequent to the Business Combination date. Abacus Settlement’s historically had one operating segment one reportable segment, Originations. LMA historically had two operating segments, (1) Portfolio Servicing and (2) Active Management. As the Business Combination did not occur until the last day of the second quarter, income activity related to Abacus Settlements had not yet been reported by Abacus Life, Inc. as the businesses did not begin operating as a combined Company until July 1, 2023. As such, beginning in the third quarter, the Company now organizes its business into three reportable segments (1) Portfolio Servicing, (2) Active Management and (3) Originations, which all generate revenue and incur expenses in different manners.
This segment structure reflects the financial information and reports used by the Company’s management, specifically its chief operating decision maker (CODM), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280,
Segment Reporting
. The Company’s CODM is the President and Chief Executive Officer. The Company’s reportable segments are not aggregated.
The Portfolio Servicing segment generates revenues by providing policy services to customers on a contract basis.
The Active Management segment generates revenues by buying, selling, and trading policies and maintaining policies until receipt of death benefits.
The Originations segment generates revenue by originating life insurance policy settlements between investors or buyers, and the sellers, who is often the original policy owner. The policies are purchased from owners or other providers through advisors, brokers or directly through the owner.
The Company’s method for measuring profitability on a reportable segment basis is gross profit. The CODM does not review asset information related to investments nor expenditures incurred for long-lived assets given the Company’s investments are recognized using the measurement alternative, and the Company’s long-lived assets are immaterial to the condensed consolidated financial statements.

Revenue related to the Company’s reporting segments for the three-month and nine-month periods ended September 30, 2023, and September 30, 2022, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Portfolio servicing	$224,569	$382,245	$814,626	$1,372,573
Active management	18,926,144	11,125,503	39,921,061	28,411,475
Originations	10,214,489	—	10,214,489	—
Segment revenue (including inter-segment)	29,365,202	11,507,748	50,950,176	29,784,048
Inter-segment elimination	(8,244,272)	—	(8,244,272)	—

Total revenue	$21,120,930	$11,507,748	$42,705,904	$29,784,048

Information related to the Company’s reporting segments for the three-month and nine-month periods ended September 30, 2023 and September 30, 2022 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Portfolio servicing	$(626,045)	$(106,817)	$(792,173)	$561,935
Active management	13,856,637	9,859,671	34,144,789	25,381,144
Originations	4,525,381	—	4,525,381	—
Total gross profit	17,755,973	9,752,854	37,877,997	25,943,079

Sales and marketing	(1,704,154)	(14,905)	(3,116,999)	(1,664,403)
General and administrative (including stock based compensation of $4,583,632)	(9,838,951)	(59,816)	(11,113,382)	(706,523)
Depreciation and amortization expense	(1,694,853)	(1,071)	(1,696,994)	(3,211)
Other (expense) income	20,086	42,289	(1,565)	(199,958)
Loss on change in fair value of warrant liability	(943,400)	—	(943,400)	—
Interest expense	(2,679,237)	—	(3,620,695)	—
Interest income	63,826	—	71,283	—
Gain (Loss) on change in fair value of debt	2,088,797	1,235,032	(309,865)	859,519
Unrealized (loss) gain on investments	(306,800)	(246,846)	491,356	(1,301,821)
Provision for income taxes	(1,710,315)	(352,081)	(2,238,419)	(648,887)
Less: Net gain (loss) attributable to non-controlling interests	(147,611)	(363,452)	339,692	(770,093)

Net income attributable to Abacus Life, Inc.	$903,361	$9,992,004	$15,739,009	$21,507,702

Segment gross profit is defined as revenues less cost of sales, excluding depreciation and amortization. Expenses below the gross profit line are not allocated across operating segments, as they relate primarily to the overall management of the consolidated entity.
As of September 30, 2023 and 2022, our operations are confined to the United States. Therefore, we have not generated significant revenues or made significant capital expenditures in any geographic areas outside of the United States.

8.	SEGMENT REPORTING
Segment Information
— The Company organizes its business into two reportable segments (1) Portfolio Servicing and (2) Active Management, which generate revenue in different manners.
This segment structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments as well as the current operating focus in compliance with
ASC
 280, Segment Reporting
. The Company’s CODM is the President and CEO of the Company.
The Portfolio Servicing segment generates revenues by providing policy services to customers on a contract basis.
The Active Management segment generates revenues by buying, selling and trading policies and maintaining policies through to death benefit. The Company’s reportable segments are not aggregated.
The Company’s method for measuring profitability on a reportable segment basis is gross profit. The CODM does not review asset information related to investments nor expenditures incurred for long-lived assets given the Company’s investments are recognized on a cost basis and the company’s long-lived assets are immaterial to the consolidated financial statements.

Information related to the Company’s reporting segments for December 31, 2022 and December 31, 2021 is as follows:

	As of December 31, 2022	As of December 31, 2021
Portfolio Servicing	$1,470,973	$1,079,986
Active Management	43,242,581	120,000

Total Revenue	$44,713,553	$1,199,986

Portfolio Servicing	$300,235	$406,093
Active Management	38,168,187	58,000

Gross profit	$38,468,422	$464,093

Sales and Marketing	$(2,596,140)	$—
General, administrative and other	(1,066,403)	(101,406)
Other operating expenses	—	(493,849)
Depreciation	(4,282)	(2,447)
Other expense	(347,013)	—
Interest (expense)	(42,798)
Interest income	1,474
Change on fair value of debt	(90,719)	—
Unrealized gain(loss) on investments	(1,045,623)	—
Income tax expense	(889,943)	—
Net loss attributable to non-controlling interest	(704,699)	148,155

Net income attributable to Longevity Market Assets, LLC	$31,682,275	$14,546

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SEGMENT REPORTING
3.	SEGMENT REPORTING
Operating as a centrally led life insurance policy intermediary, Abacus’ president and chief executive officer is the chief operating decision maker who allocates resources and assesses financial performance based on financial information presented for Abacus as a whole. As a result of this management approach, Abacus is organized as a single
operating segment.